Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Cash and cash equivalents & restricted cash	$ 59,503	$ 36,905
Inventories	555	536
Trade accounts receivable, net	3,361	2,007
Short-term investment in time deposits		18,000
Prepayments and other current assets	578	552
Total assets	195,380	193,412
Reportable Subsegments [Member]
Segment Reporting [Line Items]
Cash and cash equivalents & restricted cash	8,780	5,695
Inventories	555	536
Trade accounts receivable, net	3,361	2,007
Prepayments and other current assets	266	304
Vessels, net	129,628	133,319
Deferred dry-dock and special survey costs, net	1,755	2,093
Segment assets	144,345	143,954
Cash and cash equivalents	50,723	31,210
Short-term investment in time deposits		18,000
Prepayments and other current assets	312	248
Total assets	195,380	193,412
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting [Line Items]
Cash and cash equivalents & restricted cash	5,606	4,451
Inventories	344	307
Trade accounts receivable, net	760	326
Prepayments and other current assets	192	225
Vessels, net	62,202	64,028
Deferred dry-dock and special survey costs, net	638	829
Segment assets	69,742	70,166
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting [Line Items]
Cash and cash equivalents & restricted cash	3,174	1,244
Inventories	211	229
Trade accounts receivable, net	2,601	1,681
Prepayments and other current assets	74	79
Vessels, net	67,426	69,291
Deferred dry-dock and special survey costs, net	1,117	1,264
Segment assets	$ 74,603	$ 73,788